Note 2 - Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Disaggregation of Revenue [Table Text Block]
Noninterest Income	2021	2020
(Dollar amounts in thousands)

Service charges on deposit accounts:
Overdraft fees	$727	$665
ATM banking fees	1,377	1,061
Service charges and other fees	1,321	813
Gain (loss) on equity securities (a)	209	(101)
Earnings on bank-owned life insurance (a)	546	427
Gain on sale of loans (a)	1,240	1,487
Revenue from investment services (b)	727	526
Other income	1,059	1,112
Total noninterest income	$7,206	$5,990

Gain on other real estate owned	$(43)	$(253)